Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	June 2011
Distribution Date	07/15/11
Transaction Month	14
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$101,140,157.27	0.4249586	$79,436,032.25	0.3337648	$21,704,125.01
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000	$-
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$604,990,157.27	0.6296406	$583,286,032.25	0.6070521	$21,704,125.01

Weighted Avg. Coupon (WAC)	5.17%		5.17%
Weighted Avg. Remaining Maturity (WARM)	47.33		46.43
Pool Receivables Balance	$741,827,762.67		$714,818,839.22
Remaining Number of Receivables	54,175		53,348

Adjusted Pool Balance	$726,829,331.16		$700,521,300.84

III. COLLECTIONS

Principal:
Principal Collections					$25,603,789.46
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$886,239.02
Total Principal Collections					$26,490,028.48

Interest:
Interest Collections					$3,208,234.40
Late Fees & Other Charges					$39,039.70
Interest on Repurchase Principal					$-
Total Interest Collections					$3,247,274.10

Collection Account Interest					$4,432.73
Reserve Account Interest					$465.90
Servicer Advances					$-

Total Collections					$29,742,201.21

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	June 2011
Distribution Date	07/15/11
Transaction Month	14
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections						$29,742,201.21
Reserve Account Release						$-
Reserve Account Draw						$-
Total Available for Distribution						$29,742,201.21
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$618,189.80		$618,189.80		$618,189.80
Collection Account Interest						$4,432.73
Late Fees & Other Charges						$39,039.70
Total due to Servicer						$661,662.23

3. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$72,483.78		$72,483.78
Class A-3 Notes		$396,250.00		$396,250.00
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$850,219.20		$850,219.20		$850,219.20

Available Funds Remaining:						$28,230,319.78

4. Principal Distribution Amount:						$21,704,125.01

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$21,704,125.01
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		21,704,125.01		$21,704,125.01
Total Noteholders Principal				$21,704,125.01

5. Available Amounts Remaining to reserve account						6,526,194.77

11. Trustee Expenses						0.00

12. Remaining Available Collections Released to Certificateholder						6,526,194.77

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount						$14,998,431.51
Beginning Period Amount						$14,998,431.51
Current Period Amortization						$700,893.13
Ending Period Required Amount						$14,297,538.38
Ending Period Amount						$14,297,538.38
Next Distribution Date Required Amount						$13,616,005.70

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance						0.50%
Beginning Period Required Amount						$5,355,959.06
Beginning Period Amount						$5,355,959.06
Current Period Release to Collection Account						$-
Current Period Deposit						$6,526,194.77
Current Period Release to Depositor						$6,526,194.77
Ending Period Required Amount (0.5% of APB of cut-off date)						$5,355,959.06
Ending Period Amount						$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target		17.50%
Overcollateralization Floor		1.25%
				Beginning	Ending	Target
Overcollateralization Amount				$121,839,173.89	$ 117,235,268.59	$117,235,268.59
Overcollateralization as a % of Adjusted Pool				16.76%	16.74%	16.74%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	June 2011
Distribution Date	07/15/11
Transaction Month	14
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.69%	52,649	98.52%	$704,252,320.99
30 - 60 Days	1.01%	537	1.13%	$8,107,837.66
61 - 90 Days	0.26%	137	0.29%	$2,076,970.73
91 + Days	0.05%	25	0.05%	$381,709.84
		53,348		$714,818,839.22
Total
Delinquent Receivables 61 + days past due	0.30%	162	0.34%	$2,458,680.57
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.28%	149	0.31%	$2,284,558.38
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.23%	125	0.25%	$1,951,126.41
Three-Month Average Delinquency Ratio	0.27%		0.30%

Repossession in Current Period		61		$1,033,187.48
Repossession Inventory		64		$686,159.26

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,405,133.99
Recoveries				$(886,239.02)
Net Charge-offs for Current Period				$518,894.97

Beginning Pool Balance for Current Period				$741,827,762.67

Net Loss Ratio				0.84%
Net Loss Ratio for 1st Preceding Collection Period				-0.07%
Net Loss Ratio for 2nd Preceding Collection Period				0.28%
Three-Month Average Net Loss Ratio for Current Period				0.35%

Cumulative Net Losses for All Periods				$5,979,054.72
Cumulative Net Losses as a % of Initial Pool Balance				0.54%

Principal Balance of Extensions				$4,015,337.40
Number of Extensions				240

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